Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Components of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six-months ended December 31, 2024 (Unaudited)	For the Six Months ended December 31, 2025 (Unaudited)
	SGD	SGD	USD
Current income tax	—	—	—
Deferred income tax	—	—	—
Provision for/(benefit from) income tax	—	—	—

Schedule of Income Taxes Payable	Taxes payable consisted of the following:
	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Income taxes payable	1,729,163	1,729,163	1,344,710
Total	1,729,163	1,729,163	1,344,710